SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF CURRENCY EXCHANGE RATES

The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements:

	December 31, 2022		December 31, 2023		December 31, 2024
	Year-end spot rate	Average rate	Years-ended spot rate	Average rate	Years-ended spot rate	Average rate
US$ against RMB	US$1=RMB6.8972	US$1=RMB6.7290	US$1=RMB7.0978	US$1=RMB7.0803	US$1=RMB7.2993	US$1=RMB7.1957
US$ against NT$	US$1=NT$30.7300	US$1=NT$29.7963	US$1=NT$30.6200	US$1=NT$31.1525	US$1=NT$32.7900	US$1=NT$32.1064

SCHEDULE OF ESTIMATED ECONOMIC USEFUL LIVES OF THE ASSETS

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets are amortized using the straight-line approach over the estimated economic useful lives of the assets as follows:

Category	Estimated useful lives
Land use right	50 years
Software	3 years

SCHEDULE OF PROPERTY PLANT AND EQUIPMENT ESTIMATED USEFUL LIVES

Property, plant and equipment are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Estimated useful lives are as follows:

Category	Estimated useful lives
Electronic equipment	3 years
Machinery and equipment	3-10 years
Vehicle	4 years
Office equipment	3-5 years
Building	20 years

SCHEDULE OF REAL ESTATE PROPERTIES FOR LEASE
Category.	Estimated useful lives
Plant	20 years
Land use right	50 years

SCHEDULE OF DISAGGREGATION OF REVENUE

The following table disaggregates the Company’s revenue for the years ended December 31, 2022, 2023 and 2024:

	As of December 31,
	2022	2023	2024
By revenue type
Sales of manufactured electronic products	$1,543,397	$2,329,491	$1,318,521
Commissioned processing service	866,993	942,626	382,146
Rental income	357,338	267,591	177,593
Others	385,758	131,014	120,711
Total	$3,153,486	$3,670,722	$1,998,971